                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

Direct Dial: (215) 564-8039
                                  April 5, 2004

FILED VIA EDGAR
---------------

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      The Noah Investment Group, Inc. (the "Fund")
                  SEC File Nos. 33-69798, 811-8058
                  -----------------------------------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter  serves as  certification  that the form of  Prospectus  and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed  from those  contained in  Post-Effective  Amendment
Nos. 14/16 (the "Post Effective Amendment") to the Registration Statement of the
Fund.  The Post  Effective  Amendment was filed with the Securities and Exchange
Commission electronically on April 2, 2004.

     Please direct any questions or comments  relating to this  certification to me at the above phone number.

                                                     Very truly yours,

                                                     /s/Merrill R. Steiner
                                                     Merrill R. Steiner

cc:      Lucia Sitar, Esq.
         William L. Van Alen, Jr. (w/o encl.)
         Theresa McNamee (w/o encl.)